DIFFERENCES BETWEEN CANADIAN AND UNITED STATES GENERALLY ACCEPTED ACCOUNTING PRINCIPLES (GAAP)	12 Months Ended
Jun. 30, 2011
Differences Between Canadian and United States Generally Accepted Accounting Principles (Gaap) [Abstract]
DIFFERENCES BETWEEN CANADIAN AND UNITED STATES GENERALLY ACCEPTED ACCOUNTING PRINCIPLES (GAAP)

13. DIFFERENCES BETWEEN CANADIAN AND UNITED STATES GENERALLY ACCEPTED ACCOUNTING PRINCIPLES (GAAP)

These consolidated financial statements have been prepared in accordance with Canadian generally accepted accounting principles (“Canadian GAAP”). A description of United States generally accepted accounting principles and practices (collectively “US GAAP”) that result in material measurement and disclosure differences from Canadian GAAP are as follows:

a) The effect of the differences between Canadian GAAP and US GAAP on the significant captions on Kimber’s balance sheets, statements of operations and comprehensive loss and statements of cash flows is summarized as follows.

	For the years ended June 30,
	Inception to June 30, 2011	2011	2010	2009
(i) Operations
Net loss - Canadian GAAP	$(22,969,189)	$(2,973,798)	$(4,126,614)	$(2,391,005)
Unproven Mineral Right Interests expensed under US GAAP (b)	(45,724,374)	(6,087,922)	(1,590,299)	(3,526,492)
Net loss and comprehensive loss - US GAAP	$(68,693,563)	$(9,061,720)	$(5,716,913)	$(5,917,497)
Net loss per share, basic and diluted - US GAAP		$(0.12)	$(0.09)	$(0.10)

(ii) Assets
Total Assets - Canadian GAAP	$58,995,943	$58,995,943	$48,192,238	$45,309,626
Unproven Mineral Right Interests expensed under US GAAP (b)	(45,724,374)	(45,724,374)	(39,636,452)	(38,046,153)
Total Assets - US GAAP	$13,271,569	$13,271,569	$8,555,786	$7,263,473

(iii) Deficit
Closing deficit - Canadian GAAP	$(22,969,189)	$(22,969,189)	$(19,995,391)	$(15,868,777)
Adjustment to deficit for accumulated Unproven Mineral Right Interests expensed under US GAAP (b)	(45,724,374)	(45,724,374)	(39,636,452)	(38,046,153)
Closing deficit - US GAAP	$(68,693,563)	$(68,693,563)	$(59,631,843)	$(53,914,930)

(iv) Cash Flows – Operating Activities
Cash applied to operations - Canadian GAAP	$(15,740,167)	$(2,223,930)	$(2,107,517)	$(1,975,360)
Unproven Mineral Right Interests expensed under US GAAP (b)	(45,724,374)	(6,087,922)	(1,590,299)	(3,526,492)
Cash applied to operations - US GAAP	$(61,464,541)	$(8,311,852)	$(3,697,816)	$(5,501,852)

(v) Cash Flows – Investing Activities
Cash applied - Canadian GAAP	$(50,670,468)	$(5,644,326)	$(3,097,620)	$(3,314,277)
Add Unproven Mineral Right Interests expensed - US GAAP (b)	45,724,374	6,087,922	1,590,299	3,526,492
Cash applied under US GAAP	$(4,946,094)	$443,596	$(1,507,321)	$212,215

In addition, as at June 30, 2011 and 2010, unproven mineral right interests would have been $3,114,754 and $3,010,909 respectively under US GAAP, representing capitalized acquisition costs.

a) (continued)

The components of shareholders’ equity under US GAAP would be as follows:

	2011	2010	2009
Shareholders’ Equity
Common shares	$74,543,371	$63,556,255	$56,753,646
Additional paid-in capital	5,506,745	4,089,747	4,031,196
Deficit	(68,693,563)	(59,631,843)	(53,914,930)
Total shareholders’ equity	$11,356,553	$8,014,159	$6,869,912

b) Unproven Mineral Right Interests

Under Canadian GAAP, mineral exploration expenditures can be deferred on prospective mineral rights until mine development and construction commences at which time such costs form part of the mineral property costs and are amortized over the life of the mine. If the property or rights are abandoned, or if management’s assessments of the probability of profitable exploitation of the property are not favourable, the mineral right interest is written off. For Canadian GAAP purposes, Kimber’s policy is to capitalize all expenditures associated with the prospective properties and rights including payments made to maintain Kimber’s right to explore these properties and earn its future rights and options to acquire these concessions once all requirements under the option agreements have been satisfied. In addition, Kimber would include proceeds from property option payments received by Kimber in unproven mineral right interests.

Under US GAAP, expenditures incurred to acquire interests in mineral properties or concessions are capitalized. However, all exploration and evaluation expenditures are expensed. Accordingly, as at June 30, 2011, 2010 and 2009, unproven mineral right interests would have been reduced by $45,724,374, $39,636,452, and $38,046,153 respectively and for the years ended June 30, 2011, 2010 and 2009, net loss would have increased by $6,087,922, $1,590,299, and $3,526,492 respectively for US GAAP purposes.

Under US GAAP, proceeds from property option payments would be included in other income. Since no option payments have been received during the reporting periods, there is no difference to report between Canadian and US GAAP.

For Canadian GAAP, cash flows relating to mineral property costs are reported as investing activities. For US GAAP, these costs would be characterized as operating activities.

c) Income Taxes

Under Canadian GAAP, future tax assets and liabilities are recorded at substantively enacted tax rates. Under US GAAP, deferred tax assets and liabilities are recorded at enacted tax rates. There were no significant differences between enacted and substantively enacted tax rates for any of the periods presented.

FASB issued FIN 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 10, (now ASC 740), which prescribes a recognition threshold and measurement criteria for the financial statement recognition of a tax position taken or expected to be taken in a tax return. Kimber is required to determine whether it is more likely than not that a tax position will be sustained upon examination and such positions that meet this threshold will be measured at the most likely amount to be realized upon settlement.

Kimber has reviewed its tax positions and determined that the application of FIN 48 does not result in any material adjustment for US GAAP purposes.

During 2011 and 2010, Kimber did not recognize any accrued interest or penalties related to unrecognized tax benefits within the statement of operations or balance sheet.

d) Stock-Based Compensation

For US GAAP purposes, all share-based payments to employees, including grants of employee stock options, are recognized in results from operations based on the fair values of options expected to vest. In calculating compensation to be recognized, US GAAP requires Kimber to estimate forfeitures. For Canadian GAAP, Kimber accounts for forfeitures as they occur. The effect of forfeitures is not material. Accordingly no adjustments for any of the periods were required.